AlphaMark Fund
Schedule of Investments
May 31, 2023 (Unaudited)

Common Stocks - 37.0%	Shares	Value
Communications - 4.1%
Entertainment Content - 1.3%
Take-Two Interactive Software, Inc. *	1,758	$ 242,129

Internet Media & Services - 1.1%
Alphabet, Inc. - Class C *	1,620	199,859

Telecommunications - 1.7%
Verizon Communications, Inc.	9,124	325,089

Consumer Discretionary - 3.8%
E-Commerce Discretionary - 0.5%
Amazon.com, Inc. *	720	86,818

Leisure Facilities & Services - 0.5%
Boyd Gaming Corporation	1,545	98,463

Retail - Discretionary - 2.8%
AutoZone, Inc. *	71	169,465
Lowe's Companies, Inc.	614	123,494
Ross Stores, Inc.	1,021	105,796
Ulta Beauty, Inc. *	310	127,047
		525,802
Consumer Staples - 1.7%
Food - 0.6%
Tyson Foods, Inc. - Class A	2,268	114,852

Retail - Consumer Staples - 1.1%
Kroger Company (The)	4,325	196,052

Energy - 1.9%
Oil & Gas Producers - 1.9%
Marathon Petroleum Corporation	3,494	366,556

Financials - 3.5%
Banking - 1.0%
Fifth Third Bancorp	3,843	93,270
Western Alliance Bancorp	2,890	97,971
		191,241
Institutional Financial Services - 1.4%
Goldman Sachs Group, Inc. (The)	412	133,446

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 37.0% (Continued)	Shares	Value
Financials - 3.5% (Continued)
Institutional Financial Services - 1.4% (Continued)
Intercontinental Exchange, Inc.	1,086	$ 115,062
		248,508
Insurance - 1.1%
Arthur J. Gallagher & Company	1,047	209,746

Health Care - 7.9%
Biotech & Pharma - 3.9%
Bristol-Myers Squibb Company	3,007	193,771
Regeneron Pharmaceuticals, Inc. *	370	272,157
Vertex Pharmaceuticals, Inc. *	822	265,975
		731,903
Health Care Facilities & Services - 1.0%
Molina Healthcare, Inc. *	710	194,469

Medical Equipment & Devices - 3.0%
Edwards Lifesciences Corporation *	4,505	379,456
Thermo Fisher Scientific, Inc.	346	175,927
		555,383
Industrials - 3.6%
Aerospace & Defense - 0.7%
Raytheon Technologies Corporation	1,479	136,275

Commercial Support Services - 0.7%
Waste Management, Inc.	834	135,041

Electrical Equipment - 0.6%
AMETEK, Inc.	809	117,362

Engineering & Construction - 1.1%
Quanta Services, Inc.	1,123	199,422

Transportation & Logistics - 0.5%
United Parcel Service, Inc. - Class B	495	82,665

Materials - 0.9%
Chemicals - 0.3%
Celanese Corporation	308	32,038
Eastman Chemical Company	384	29,603
		61,641

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 37.0% (Continued)	Shares	Value
Materials - 0.9% (Continued)
Containers & Packaging - 0.6%
International Paper Company	802	$ 23,611
Packaging Corporation of America	646	80,123
		103,734
Technology - 9.6%
Semiconductors - 2.8%
Broadcom, Inc.	376	303,793
ON Semiconductor Corporation *	2,643	220,955
		524,748
Software - 0.7%
SS&C Technologies Holdings, Inc.	2,436	133,883

Technology Hardware - 3.7%
Amphenol Corporation - Class A	2,626	198,132
Apple, Inc.	1,408	249,567
TD SYNNEX Corporation	1,485	132,729
Zebra Technologies Corporation - Class A *	404	106,078
		686,506
Technology Services - 2.4%
Global Payments, Inc.	1,521	148,586
International Business Machines Corporation	1,344	172,826
Leidos Holdings, Inc.	1,641	128,096
		449,508

Total Common Stocks (Cost $5,385,188)		$ 6,917,655

Exchange-Traded Funds - 51.9%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	12,109	$ 753,664
Consumer Discretionary Select Sector SPDR® Fund (The)	5,494	832,945
Consumer Staples Select Sector SPDR® Fund (The)	11,815	858,596
Energy Select Sector SPDR® Fund (The)	4,191	320,989
Financial Select Sector SPDR® Fund (The)	41,724	1,325,154
Health Care Select Sector SPDR® Fund (The)	14,816	1,893,928
Industrial Select Sector SPDR® Fund (The)	10,653	1,031,743
Materials Select Sector SPDR® Fund (The)	4,276	320,786
Real Estate Select Sector SPDR® Fund (The)	14,200	511,768
Technology Select Sector SPDR® Fund (The)	10,824	1,778,167
Utilities Select Sector SPDR® Fund (The)	875	56,814
Total Exchange-Traded Funds (Cost $8,542,970)		$ 9,684,554

AlphaMark Fund
Schedule of Investments (Continued)

U.S. Treasury Obligations - 10.5%	Coupon	Par Value	Value
U.S. Treasury Bills, due 10/26/2023 (Cost $1,960,650)	5.000%(a)	$ 2,000,000	$ 1,956,758

Money Market Funds - 0.6%		Shares	Value
First American Government Obligations Fund - Class X, 4.97% (b) (Cost $108,647)		108,647	$ 108,647

Total Investments at Value - 100.0% (Cost $15,997,455)			$ 18,667,614

Other Assets in Excess of Liabilities - 0.0% (c)			5,165

Total Net Assets - 100.0%			$ 18,672,779

*	Non-income producing security.
(a)	Rate shown is the average annualized yield at time of purchase.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.
(c)	Percentage rounds to less than 0.1%.